UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3737

Fidelity Advisor Series IV

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Limited Term Government Fund

February 28, 2018

ISG-QTLY-0418
1.968340.104

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 66.3%
	Principal Amount	Value
U.S. Government Agency Obligations - 0.7%
Tennessee Valley Authority 1.75% 10/15/18	2,144,000	2,140,810
U.S. Treasury Obligations - 65.4%
U.S. Treasury Notes:
0.75% 7/15/19	$5,783,000	$5,671,858
0.875% 6/15/19	11,846,000	11,653,965
1.125% 9/30/21	3,335,000	3,175,676
1.375% 7/31/19	883,000	873,135
1.375% 2/29/20	14,607,000	14,350,236
1.375% 1/31/21	4,800,000	4,658,063
1.375% 4/30/21	1,000,000	966,953
1.375% 5/31/21	6,000,000	5,793,984
1.5% 4/15/20	2,181,000	2,144,877
1.5% 7/15/20	38,258,000	37,519,744
1.625% 6/30/20	7,334,000	7,214,823
1.625% 7/31/20	2,000,000	1,966,328
1.625% 8/31/22	840,000	804,628
1.75% 12/31/20 (a)(b)	29,574,000	29,044,903
1.75% 6/30/22	12,897,000	12,445,101
1.875% 3/31/22	16,565,000	16,110,757
1.875% 7/31/22	7,869,000	7,625,553
1.875% 9/30/22	4,900,000	4,740,559
2% 9/30/20	14,997,000	14,856,403
2% 1/15/21	15,066,000	14,895,919
2% 12/31/21	3,205,000	3,139,898
2% 10/31/22	2,500,000	2,429,980
2.125% 12/31/22	1,992,000	1,945,079
2.25% 11/15/27	1,880,000	1,778,877
2.625% 2/28/23	7,000,000	6,992,344
		212,799,643
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 1.9293% 12/7/20 (NCUA Guaranteed) (c)(d)	209,093	209,368
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.0295% 1/8/20 (NCUA Guaranteed) (c)(d)	456,462	457,519
		666,887
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $220,507,247)		215,607,340

U.S. Government Agency - Mortgage Securities - 10.7%
Fannie Mae - 1.6%
12 month U.S. LIBOR + 1.365% 3.115% 10/1/35 (c)(d)	3,244	3,308
12 month U.S. LIBOR + 1.415% 3.165% 11/1/33 (c)(d)	3,824	3,939
12 month U.S. LIBOR + 1.480% 3.312% 7/1/34 (c)(d)	5,324	5,513
12 month U.S. LIBOR + 1.495% 3.19% 1/1/35 (c)(d)	18,869	19,500
12 month U.S. LIBOR + 1.551% 2.488% 2/1/44 (c)(d)	27,298	28,057
12 month U.S. LIBOR + 1.553% 2.611% 5/1/44 (c)(d)	85,980	88,176
12 month U.S. LIBOR + 1.553% 3.326% 6/1/36 (c)(d)	3,807	3,961
12 month U.S. LIBOR + 1.558% 2.449% 2/1/44 (c)(d)	34,766	35,822
12 month U.S. LIBOR + 1.565% 3.315% 3/1/37 (c)(d)	5,205	5,407
12 month U.S. LIBOR + 1.570% 2.559% 5/1/44 (c)(d)	46,868	48,055
12 month U.S. LIBOR + 1.574% 2.656% 4/1/44 (c)(d)	123,802	127,321
12 month U.S. LIBOR + 1.580% 2.44% 4/1/44 (c)(d)	49,157	50,502
12 month U.S. LIBOR + 1.580% 2.519% 1/1/44 (c)(d)	50,991	52,534
12 month U.S. LIBOR + 1.617% 3.327% 3/1/33 (c)(d)	11,946	12,392
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (c)(d)	6,437	6,693
12 month U.S. LIBOR + 1.645% 3.395% 6/1/47 (c)(d)	10,640	10,948
12 month U.S. LIBOR + 1.728% 3.445% 11/1/36 (c)(d)	25,960	27,359
12 month U.S. LIBOR + 1.745% 3.448% 7/1/35 (c)(d)	4,782	4,917
12 month U.S. LIBOR + 1.760% 3.414% 2/1/37 (c)(d)	56,382	58,941
12 month U.S. LIBOR + 1.800% 2.747% 1/1/42 (c)(d)	95,603	99,238
12 month U.S. LIBOR + 1.818% 2.689% 2/1/42 (c)(d)	139,961	145,078
12 month U.S. LIBOR + 1.851% 3.518% 5/1/36 (c)(d)	3,118	3,221
12 month U.S. LIBOR + 1.885% 3.637% 4/1/36 (c)(d)	31,714	33,536
12 month U.S. LIBOR + 2.176% 3.768% 8/1/35 (c)(d)	37,168	38,574
6 month U.S. LIBOR + 1.510% 3.043% 2/1/33 (c)(d)	2,756	2,826
6 month U.S. LIBOR + 1.535% 2.938% 12/1/34 (c)(d)	6,171	6,341
6 month U.S. LIBOR + 1.535% 2.958% 3/1/35 (c)(d)	3,331	3,425
6 month U.S. LIBOR + 1.545% 3.045% 4/1/33 (c)(d)	43,997	44,830
6 month U.S. LIBOR + 1.556% 3.046% 10/1/33 (c)(d)	4,876	5,017
6 month U.S. LIBOR + 1.565% 2.999% 7/1/35 (c)(d)	2,852	2,906
U.S. TREASURY 1 YEAR INDEX + 1.965% 2.84% 2/1/36 (c)(d)	2,111	2,196
U.S. TREASURY 1 YEAR INDEX + 2.146% 3.213% 7/1/36 (c)(d)	23,892	24,968
U.S. TREASURY 1 YEAR INDEX + 2.208% 3.083% 3/1/35 (c)(d)	2,950	3,114
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.54% 10/1/33 (c)(d)	5,894	6,179
U.S. TREASURY 1 YEAR INDEX + 2.303% 3.428% 12/1/32 (c)(d)	50,255	52,943
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.51% 12/1/32 (c)(d)	255,829	265,967
4% 5/1/29	1,891,172	1,952,025
4.5% 11/1/25 to 6/1/41	816,865	859,644
5.5% 10/1/20 to 8/1/25	212,611	221,024
6% 1/1/34 to 6/1/36	382,161	426,249
6.5% 2/1/22 to 8/1/36	396,196	443,338
10.5% 8/1/20	603	607
		5,236,591
Freddie Mac - 0.3%
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (c)(d)	3,374	3,460
12 month U.S. LIBOR + 1.515% 3.265% 11/1/35 (c)(d)	9,743	9,944
12 month U.S. LIBOR + 1.600% 3.35% 7/1/35 (c)(d)	20,944	21,757
12 month U.S. LIBOR + 1.754% 3.067% 9/1/41 (c)(d)	146,721	153,528
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (c)(d)	7,096	7,417
12 month U.S. LIBOR + 1.874% 3.634% 10/1/42 (c)(d)	78,390	81,970
12 month U.S. LIBOR + 1.880% 3.055% 10/1/41 (c)(d)	158,846	165,398
12 month U.S. LIBOR + 2.045% 3.811% 7/1/36 (c)(d)	11,578	12,230
12 month U.S. LIBOR + 2.197% 3.771% 3/1/33 (c)(d)	344	360
6 month U.S. LIBOR + 1.445% 2.945% 3/1/35 (c)(d)	7,267	7,417
6 month U.S. LIBOR + 1.647% 3.221% 2/1/37 (c)(d)	8,068	8,327
6 month U.S. LIBOR + 1.665% 3.136% 7/1/35 (c)(d)	133,809	137,532
6 month U.S. LIBOR + 1.675% 3.175% 6/1/37 (c)(d)	5,704	5,899
6 month U.S. LIBOR + 1.720% 3.15% 8/1/37 (c)(d)	10,413	10,778
6 month U.S. LIBOR + 1.746% 3.092% 5/1/37 (c)(d)	5,287	5,450
6 month U.S. LIBOR + 1.932% 3.297% 10/1/36 (c)(d)	34,044	34,895
6 month U.S. LIBOR + 1.976% 3.448% 10/1/35 (c)(d)	24,119	25,108
6 month U.S. LIBOR + 2.010% 3.51% 5/1/37 (c)(d)	61,261	63,085
6 month U.S. LIBOR + 2.010% 3.51% 5/1/37 (c)(d)	35,816	37,468
6 month U.S. LIBOR + 2.040% 3.629% 6/1/37 (c)(d)	12,006	12,365
6 month U.S. LIBOR + 2.755% 4.273% 10/1/35 (c)(d)	5,424	5,755
U.S. TREASURY 1 YEAR INDEX + 2.035% 2.913% 6/1/33 (c)(d)	33,011	34,299
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.988% 4/1/34 (c)(d)	103,228	108,092
U.S. TREASURY 1 YEAR INDEX + 2.383% 3.441% 2/1/36 (c)(d)	682	708
U.S. TREASURY 1 YEAR INDEX + 2.548% 3.548% 7/1/35 (c)(d)	23,012	24,024
5% 9/1/35	1,083	1,170
6% 1/1/24	74,879	79,178
6.5% 12/1/21	21,765	22,819
9.5% 3/1/21 to 12/1/22	1,018	1,086
10% 6/1/18	12	12
10.5% 9/1/20	4	4
		1,081,535
Ginnie Mae - 8.8%
6% 6/15/36	329,294	378,041
8% 12/15/23	24,742	27,117
4.312% 8/20/61 (c)(e)	137,479	138,622
4.5% 3/1/48 (f)	1,550,000	1,612,211
4.5% 3/1/48 (f)	1,325,000	1,378,180
4.5% 3/1/48 (f)	1,325,000	1,378,180
4.5% 3/1/48 (f)	1,350,000	1,404,183
4.5% 3/1/48 (f)	2,050,000	2,132,279
4.5% 3/1/48 (f)	5,100,000	5,304,693
4.5% 4/1/48 (f)	5,900,000	6,129,658
4.5% 4/1/48 (f)	6,800,000	7,064,690
4.642% 2/20/62 (c)(e)	171,895	174,901
4.674% 2/20/62 (c)(e)	210,415	213,491
4.698% 1/20/62 (c)(e)	1,252,636	1,270,242
5.47% 8/20/59 (c)(e)	1,301	1,349
		28,607,837
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $34,936,548)		34,925,963

Asset-Backed Securities - 1.6%
SLM Student Loan Trust Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 2.2152% 1/26/26(c)(d)
(Cost $5,106,318)	5,092,880	5,106,161

Collateralized Mortgage Obligations - 14.6%
U.S. Government Agency - 14.6%
Fannie Mae:
floater:	$	$
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 1.96% 4/25/24 (c)(d)	142,348	142,811
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 2.6007% 8/25/31 (c)(d)	38,423	39,091
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 2.19% 11/18/31 (c)(d)	36,876	37,294
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.6207% 4/25/32 (c)(d)	8,270	8,448
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 2.0707% 11/25/32 (c)(d)	310,460	311,459
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 2.6207% 11/25/32 (c)(d)	16,941	17,306
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.5507% 6/25/36 (c)(d)	465,545	472,651
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	96,006	98,626
Series 2005-64 Class PX, 5.5% 6/25/35	124,958	132,152
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	62,962	65,700
Series 2004-52 Class KZ, 5.5% 7/25/34	775,200	843,140
Series 2010-97 Class CX, 4.5% 9/25/25	953,000	994,796
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	257,584	26,283
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.5407% 3/25/36 (c)(d)	291,737	298,170
Series 2011-67 Class AI, 4% 7/25/26 (g)	68,551	6,306
Freddie Mac:
floater:
Series 2448 Class FT, 1 month U.S. LIBOR + 1.000% 2.5875% 3/15/32 (c)(d)	39,555	40,381
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 1.9875% 11/15/32 (c)(d)	53,226	53,383
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 2.1875% 2/15/32 (c)(d)	20,847	21,034
Series 2630 Class FL, 1 month U.S. LIBOR + 0.500% 2.0875% 6/15/18 (c)(d)	110	110
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.4875% 2/15/33 (c)(d)	128,644	131,184
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 1.9875% 3/15/34 (c)(d)	138,993	139,777
planned amortization class:
Series 3415 Class PC, 5% 12/15/37	49,791	52,986
Series 3840 Class VA, 4.5% 9/15/27	306,607	309,832
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	185,376	200,112
Series 2004-2802 Class ZG, 5.5% 5/15/34	619,774	676,442
Series 2004-2862 Class NE, 5% 9/15/24	1,095,574	1,139,369
Series 2145 Class MZ, 6.5% 4/15/29	189,609	209,876
Series 2357 Class ZB, 6.5% 9/15/31	113,662	127,049
Series 3745 Class KV, 4.5% 12/15/26	467,985	490,718
Series 3859 Class JZ, 5% 5/15/41	866,059	924,464
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 4335 Class AL, 4.25% 3/15/40	515,868	531,940
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.0612% 7/20/37 (c)(d)	79,842	80,166
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.0412% 1/20/38 (c)(d)	20,043	20,124
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 2.4212% 8/20/38 (c)(d)	165,125	167,998
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 2.4612% 9/20/38 (c)(d)	140,478	143,407
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.1881% 11/16/39 (c)(d)	80,270	80,843
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.1181% 12/16/39 (c)(d)	61,024	61,386
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.8938% 7/20/60 (c)(d)(e)	822,455	820,215
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.6794% 9/20/60 (c)(d)(e)	982,415	979,096
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.6794% 8/20/60 (c)(d)(e)	1,109,078	1,105,286
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.7594% 12/20/60 (c)(d)(e)	341,369	340,977
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 1.8794% 12/20/60 (c)(d)(e)	567,097	568,249
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.0618% 2/20/61 (c)(d)(e)	1,090,580	1,092,405
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.0518% 2/20/61 (c)(d)(e)	1,305,223	1,307,136
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.8794% 4/20/61 (c)(d)(e)	440,872	441,778
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 1.8794% 5/20/61 (c)(d)(e)	507,389	508,615
Class FC, 1 month U.S. LIBOR + 0.500% 1.8794% 5/20/61 (c)(d)(e)	474,110	475,150
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 1.9094% 6/20/61 (c)(d)(e)	599,193	600,784
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.9794% 10/20/61 (c)(d)(e)	623,418	626,310
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.0794% 11/20/61 (c)(d)(e)	546,028	550,219
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.0794% 1/20/62 (c)(d)(e)	394,787	397,680
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.0094% 1/20/62 (c)(d)(e)	555,379	558,533
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.0094% 3/20/62 (c)(d)(e)	341,565	343,434
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.0294% 5/20/61 (c)(d)(e)	195,535	195,914
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.8418% 5/20/63 (c)(d)(e)	664,961	665,119
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.7618% 4/20/63 (c)(d)(e)	790,370	790,094
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 1.9618% 12/20/62 (c)(d)(e)	889,887	890,767
planned amortization class Series 2011-68 Class EC, 3.5% 4/20/41	378,143	384,482
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (e)	366,908	362,435
Series 2013-H26 Class HA, 3.5% 9/20/63 (e)	2,992,682	3,020,506
Series 2014-H04 Class HA, 2.75% 2/20/64 (e)	2,265,972	2,258,681
Series 2014-H12 Class KA, 2.75% 5/20/64 (e)	418,577	414,550
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.0618% 9/20/62 (c)(d)(e)	1,510,426	1,514,581
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.2118% 11/20/65 (c)(d)(e)	342,979	344,130
Series 2010-H15 Class TP, 5.15% 8/20/60 (e)	1,055,085	1,076,777
Series 2010-H17 Class XP, 5.2946% 7/20/60 (c)(e)	1,003,459	1,027,658
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(e)	892,878	909,772
Series 2012-64 Class KI, 3.5% 11/20/36 (g)	92,697	7,259
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.5851% 4/20/39 (c)(h)	321,429	329,369
Class ST, 8.800% - 1 month U.S. LIBOR 6.7184% 8/20/39 (c)(h)	892,305	924,771
Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	1,366,375	1,362,234
Series 2015-H21:
Class HA, 2.5% 6/20/63 (e)	3,542,328	3,534,444
Class JA, 2.5% 6/20/65 (e)	346,215	345,244
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(e)	3,216,906	3,180,902
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 1.65% 5/20/66 (c)(d)(e)	2,027,359	2,038,609
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.11% 8/20/66 (c)(d)(e)	2,046,544	2,051,972
		47,442,951
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $47,834,387)		47,442,951

Commercial Mortgage Securities - 9.2%
Freddie Mac:
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	3,660,000	3,749,971
Series K034 Class A1, 2.669% 2/25/23	5,131,628	5,097,902
Series K709 Class A2, 2.086% 3/25/19	1,480,000	1,474,250
Series K710 Class A2, 1.883% 5/25/19	2,402,000	2,388,381
Series K713 Class A2, 2.313% 3/25/20	454,000	450,852
Series K717 Class A2, 2.991% 9/25/21	2,878,000	2,887,742
Series K032 Class A1, 3.016% 2/25/23	1,726,732	1,737,075
Series K036 Class A1, 2.777% 4/25/23	3,323,983	3,315,077
Series K504 Class A2, 2.566% 9/25/20	227,000	226,726
Series K704 Class A2, 2.412% 8/25/18	386,731	386,543
Series K706 Class A2, 2.323% 10/25/18	802,709	802,217
Series K724 Class A1, 2.776% 3/25/23	1,364,466	1,359,322
Series K726 Class A1, 2.596% 8/25/23	410,099	406,027
Series K730 Class A1, 3.447% 9/24/24	1,900,000	1,937,947
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 1.8814% 2/25/20 (c)(d)	3,784,000	3,798,027
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $30,456,826)		30,018,059

Foreign Government and Government Agency Obligations - 4.9%
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	11,600,000	13,168,382
5.5% 12/4/23	4,000	4,564
Ukraine Government 1.471% 9/29/21	2,891,000	2,778,829
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $16,311,375)		15,951,775
	Shares	Value

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 1.41% (i)
(Cost $3,031,335)	3,030,730	3,031,336

Purchased Swaptions - 0.3%
	Expiration Date	Notional Amount	Value
Put Options - 0.2%
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	11,700,000	$537,273
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	1,200,000	52,945

TOTAL PUT OPTIONS			590,218

Call Options - 0.1%
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	11,700,000	221,850
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	1,200,000	22,575

TOTAL CALL OPTIONS			244,425

TOTAL PURCHASED SWAPTIONS
(Cost $797,820)			834,643
TOTAL INVESTMENT IN SECURITIES - 108.5%
(Cost $358,981,856)			352,918,228
NET OTHER ASSETS (LIABILITIES) - (8.5)%			(27,747,729)
NET ASSETS - 100%			$325,170,499

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
4.5% 3/1/48	$(5,900,000)	$(6,136,802)
4.5% 3/1/48	(6,800,000)	(7,072,924)
TOTAL TBA SALE COMMITMENTS
(Proceeds $13,185,012)		$(13,209,726)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.065% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	4,820,000	$(142,473)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.065% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	4,820,000	(163,698)
TOTAL WRITTEN SWAPTIONS			$(306,171)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	60	June 2018	$12,748,125	$(118)	$(118)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	54	June 2018	6,152,203	(21,624)	(21,624)
TOTAL FUTURES CONTRACTS					$(21,742)

The notional amount of futures purchased as a percentage of Net Assets is 5.8%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $60,892.

 (b) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $4,125.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,204
Total	$15,204

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$215,607,340	$--	$215,607,340	$--
U.S. Government Agency - Mortgage Securities	34,925,963	--	34,925,963	--
Asset-Backed Securities	5,106,161	--	5,106,161	--
Collateralized Mortgage Obligations	47,442,951	--	47,442,951	--
Commercial Mortgage Securities	30,018,059	--	30,018,059	--
Foreign Government and Government Agency Obligations	15,951,775	--	15,951,775	--
Money Market Funds	3,031,336	3,031,336	--	--
Purchased Swaptions	834,643	--	834,643	--
Total Investments in Securities:	$352,918,228	$3,031,336	$349,886,892	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(21,742)	$(21,742)	$--	$--
Written Swaptions	(306,171)	--	(306,171)	--
Total Liabilities	$(327,913)	$(21,742)	$(306,171)	$--
Total Derivative Instruments:	$(327,913)	$(21,742)	$(306,171)	$--
Other Financial Instruments:
TBA Sale Commitments	$(13,209,726)	$--	$(13,209,726)	$--
Total Other Financial Instruments:	$(13,209,726)	$--	$(13,209,726)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 27, 2018